Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II: Valuation and Qualifying Accounts
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

December 31, 2011

(In thousands)

Allowance Accounts(1)

		Additions
				Deductions
		Amounts Charged Against Operations, net
Year Ended December 31,	Balance at Beginning of Year		Acquired Properties	Uncollectible Accounts Written-off	Disposed Properties	Balance at End of Year
2011	$43,740	$13,316	$2	$(4,673)	$(3,176)	$49,209
2010	129,505	8,519	—	(93,858)	(426)	43,740
2009	58,911	79,346	—	(8,504)	(248)	129,505
(1)
Includes allowance for doubtful accounts, straight-line rent reserves, and allowances for loan and direct financing lease losses.